Warrant liabilities	12 Months Ended
Dec. 31, 2024
Warrants and Rights Note Disclosure [Abstract]
Warrant liabilities	Warrant liabilities
ECARX Warrants in connection with the Merger
As is stated in Note 1(b), pursuant to the Closing of the Merger in December 2022, COVA Public Shares and COVA Public Warrants ceased trading upon consummation of the Merger and were delisted from Nasdaq and deregistered under the Exchange Act. Concurrently, the Company issued 23,871,971 ECARX warrants, including 14,999,971 public warrants that the Company applied for listing on Nasdaq with the symbol “ECXWW” (“ECARX Public Warrants”) and 8,872,000 private warrants (“ECARX Private Warrants”, collectively referred to as “ECARX Warrants”) to the then holders of COVA Public Warrants and COVA Private Warrants.
ECARX Public Warrants are exercisable commencing thirty (30) days after the completion of the Merger, provided that the Company has an effective registration statement under the Securities Act covering the shares of Class A Ordinary Shares issuable upon exercise of ECARX Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise ECARX Public Warrants held by them on a cashless basis and such cashless exercise is exempt from registration under the Securities Act). The warrants have an exercise price of US$11.50 per whole share, subject to adjustments, and will expire five (5) years after the completion of the Merger or earlier upon redemption or liquidation.
ECARX Private Warrants are identical to the ECARX Public Warrants, except that ECARX Private Warrants and the shares of Class A common stock issuable upon exercise of the ECARX Private Warrants will not be transferable, assignable or saleable. Additionally, ECARX Private Warrants are non-redeemable so long as they are held by permitted transferees. If ECARX Private Warrants are held by someone other than permitted transferees as stipulated in the warrant agreement, the ECARX Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as ECARX Public Warrants.
ECARX Warrants are recorded as liability-classified financial instruments in accordance with ASC Topic 815 (“ASC 815”), Derivatives and Hedging as the Company may be required to net settle the liability outside of the Company’s control. As such, ECARX Warrants are recognized at fair value at the issuance date and measured subsequently at fair value with changes in fair value recognized in earnings or losses.
Given ECARX Public Warrants are publicly traded on Nasdaq, the liability is measured at fair value using observable inputs and categorized in Level 1 of the fair value hierarchy, while ECARX Private Warrant liability is measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy. The Binomial Option Pricing Model with the following key assumptions is used for estimating the fair value of ECARX Private Warrants.

	As of December 31,
	2023	2024
Risk-free rate of return (%)	3.93%	4.27%
Volatility	29.50%	50.20%
Expected dividend yield	0.0%	0.0%
Expected term	4.0 years	3.0 years
Fair value of the underlying ordinary shares	US$3.16 (equivalent to RMB22.44)	US$2.11 (equivalent to RMB15.40)
The risk-free rate of return was based on the yield of US Treasury Notes for the expected remaining life of the warrant liabilities. The Company estimates the volatility of its common stock using a binomial lattice model based on the price of public warrant as of the valuation date. Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future. Expected term to exercise the warrant liabilities is up to December 2027. The fair value of the Company’s ordinary shares was obtained from the listed trading price of ECX.
The table below reflects the movement of ECARX Warrants for the years ended December 31, 2023 and 2024:

	January 1, 2023 RMB	Gain due to change in fair value RMB	Foreign currency translation adjustments RMB	December 31, 2023 RMB
Liabilities
ECARX Public Warrants	10,346	(7,349)	198	3,195
ECARX Private Warrants	6,198	(4,370)	118	1,946
Total	16,544	(11,719)	316	5,141

	January 1, 2024 RMB	Loss due to change in fair value RMB	Foreign currency translation adjustments RMB	December 31, 2024 RMB
Liabilities
ECARX Public Warrants	3,195	2,160	119	5,474
ECARX Private Warrants	1,946	1,271	73	3,290
Total	5,141	3,431	192	8,764